Annual Total Returns (Vanguard GNMA Fund - Admiral Shares Participant:) (Vanguard GNMA Fund, Vanguard GNMA Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2015
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Annual Total Return
2014	6.76%
2013	(2.13%)
2012	2.45%
2011	7.80%
2010	7.08%
2009	5.40%
2008	7.33%
2007	7.11%
2006	4.43%
2005	3.42%